Financial Instruments (Notes)	12 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments
The Company’s financial instruments consist primarily of cash and cash equivalents, marketable securities and other investments, accounts receivable and long-term investments as well as obligations under accounts payable, trade, notes payable and long-term debt. Due to their short-term nature, the carrying values for cash and cash equivalents, accounts receivable, accounts payable, trade and notes payable approximate fair value.
Marketable securities and other investments include deposits, which are recorded at cost, and investments classified as available-for-sale, which are recorded at fair value with unrealized gains and losses recorded in accumulated other comprehensive (loss). The amortized cost and fair value of available-for-sale investments at June 30, 2015 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Fixed income mutual funds	$187,467	$101	$34	$187,534
Government bonds	60,543	12	43	60,512
Corporate bonds	146,202	2	487	145,717
Asset-backed and mortgage-backed securities	11,028	—	58	10,970

At June 30, 2015, there were no facts or circumstances that indicated the unrealized losses were other than temporary. All available-for-sale investments in an unrealized loss position have been in that position for less than 12 months.

The contractual maturities of available-for-sale investments at June 30, 2015 are as follows:

	Amortized Cost	Fair Value
Less than one year	$13,561	$13,555
One to three years	188,539	188,057
Over three years	15,673	15,587

Actual maturities of available-for-sale investments may differ from their contractual maturities as the Company has the ability to liquidate the available-for-sale investments after giving appropriate notice to the issuer.

During 2015, the Company recognized $3,817 of net realized losses on its available-for sale investments related to sales and maturities, which are reflected in the other (income), net caption within the Consolidated Statement of Income.
The carrying value of long-term debt (excluding capital leases) and estimated fair value of long-term debt (excluding capital leases) at June 30 are as follows:

	2015	2014
Carrying value of long-term debt (excluding capital leases)	$2,947,102	$1,508,420
Estimated fair value of long-term debt (excluding capital leases)	3,107,735	1,708,723

The fair value of long-term debt was determined based on observable market prices in the active market in which the security is traded and is classified within level 2 of the fair value hierarchy.
The Company utilizes derivative and non-derivative financial instruments, including forward exchange contracts, costless collar contracts, cross-currency swap contracts and certain foreign denominated debt designated as net investment hedges, to manage foreign currency transaction and translation risk. The derivative financial instrument contracts are with major investment grade financial institutions and the Company does not anticipate any material non-performance by any of the counterparties. The Company does not hold or issue derivative financial instruments for trading purposes.
The Company’s Euro bonds and Japanese Yen credit facility have each been designated as a hedge of the Company’s net investment in certain foreign subsidiaries. The translation of the Euro bonds and Japanese Yen credit facility into U.S. dollars is recorded in accumulated other comprehensive (loss) and remains there until the underlying net investment is sold or substantially liquidated.
Derivative financial instruments are recognized on the Consolidated Balance Sheet as either assets or liabilities and are measured at fair value.
The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2015	2014
Net investment hedges
Cross-currency swap contracts	Other assets	$17,994	$—
Cross-currency swap contracts	Other liabilities	—	45,790
Cash flow hedges
Costless collar contracts	Non-trade and notes receivable	5,627	3,508
Forward exchange contracts	Non-trade and notes receivable	(23)	(41)
Costless collar contracts	Other accrued liabilities	1,970	378

The cross-currency swap and costless collar contracts are reflected on a gross basis in the Consolidated Balance Sheet. The presentation of forward exchange contracts is on a net basis, the effect of which is immaterial to the Consolidated Balance Sheet. The Company has not entered into any master netting arrangements.
Gains or losses on derivatives that are not hedges are adjusted to fair value through the cost of sales caption in the Consolidated Statement of Income. Gains or losses on derivatives that are hedges are adjusted to fair value through accumulated other comprehensive (loss) in the Consolidated Balance Sheet until the hedged item is recognized in earnings.
The cross-currency swap contracts have been designated as hedging instruments. The costless collar contracts and forward exchange contracts have not been designated as hedging instruments and are considered to be economic hedges of forecasted transactions.
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2015	2014	2013
Forward exchange contracts	$59	$(81)	$(1,821)
Costless collar contracts	(1,865)	7,052	502

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive (loss) in the Consolidated Balance Sheet are as follows:

	2015	2014
Cross-currency swap contracts	$39,406	$(14,426)
Foreign denominated debt	37,871	7,611

There was no ineffectiveness of the cross-currency swap contracts or foreign denominated debt, nor were any portion of these financial instruments excluded from the effectiveness testing, during 2015, 2014 and 2013.
A summary of financial assets and liabilities that were measured at fair value on a recurring basis at June 30, 2015 and 2014 are as follows:

	June 30, 2015	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Government bonds	$60,512	$60,512	$—	$—
Corporate bonds	145,717	145,717	—	—
Asset-backed and mortgage-backed securities	10,970	—	10,970	—
Derivatives	23,598	—	23,598	—
Investments measured at net asset value	187,534
Liabilities:
Derivatives	1,970	—	1,970	—

	June 30, 2014	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Derivatives	$3,467	$—	$3,467	$—
Liabilities:
Derivatives	46,168	—	46,168	—

The fair values of the government bonds, corporate bonds and asset-backed and mortgage-backed securities are determined using the closing market price reported in the active market in which the fund is traded or the market price for similar assets that are traded in an active market.
Derivatives consist of forward exchange, costless collar and cross-currency swap contracts, the fair values of which are calculated using market observable inputs including both spot and forward prices for the same underlying currencies. The calculation of fair value of the cross-currency swap contracts also utilizes a present value cash flow model that has been adjusted to reflect the credit risk of either the Company or the counterparty.
Investments measured at net asset value primarily consist of investments in fixed income mutual funds, which are measured at fair value using the net asset value per share practical expedient. These investments have not been categorized in the fair value hierarchy and are presented in the table above is to permit reconciliation of the fair value hierarchy to the Consolidated Balance Sheet. The Company has the ability to liquidate these investments after giving appropriate notice to the issuer.
The primary investment objective for all investments is the preservation of principal and liquidity while earning income.

There are no other financial assets or financial liabilities that are marked to market on a recurring basis. Fair values are transferred between levels of the fair value hierarchy when facts and circumstances indicate that a change in the method of estimating the fair value of a financial asset or financial liability is warranted.